Income Taxes - Schedule of Consolidated Income Tax Benefit (Expense) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income tax (expense) benefit	$ 998	$ (3,317)	$ (5,175)	$ 7,057	$ 8,124	$ 19,378	$ 21,548
Effective tax rate	2.60%	(10.30%)	(8.60%)	8.70%	3.60%	5.90%	10.90%